Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In August 2022 pursuant to a mandate of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), the SEC adopted Item 402(v) of Regulation S-K, requiring information about the relationship between executive compensation actually paid to our named executive officers and the financial performance of Security Federal Corporation.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Income ($)

2024	517,921	478,222	414,921	340,979	90.90	8,843,000

2023	506,158	454,550	380,591	313,368	75.32	10,190,000

2022	494,576	454,603	369,414	311,977	81.52	10,228,000

(1)	The principal executive officer (“PEO”) for each year is J. Chris Verenes. The non-PEO named executive officers (non-PEO NEOs) for each year are Roy G. Lindburg and Philip R. Wahl.
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Security Federal’s NEOs. For 2024, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:

PEO Total Compensation Amount		$ 517,921	$ 506,158	$ 494,576
PEO Actually Paid Compensation Amount		$ 478,222	454,550	454,603
Adjustment To PEO Compensation, Footnote

	2024
Name	PEO ($)	Average of Non-PEO NEOs ($)

Summary Compensation Table total	517,921	414,921
Less aggregate change in actuarial present value of accumulated benefit under defined benefit and actuarial pension plans reported in Summary Compensation Table	(39,699)	(73,942)
Compensation Actually Paid	478,222	340,979

(3)	Total Shareholder Return assumes $100 invested on December 31, 2021, with all dividends reinvested.

Non-PEO NEO Average Total Compensation Amount		$ 414,921	380,591	369,414
Non-PEO NEO Average Compensation Actually Paid Amount		$ 340,979	313,368	311,977
Compensation Actually Paid vs. Total Shareholder Return

The following chart illustrates the relationship between the compensation actually paid to our named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, and Security Federal’s total shareholder returns on a cumulative basis, assuming an investment of $100 on December 31, 2021 and all dividends reinvested. and net income.

Compensation Actually Paid vs. Net Income

The following chart illustrates the relationship between the compensation actually paid to our named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, and Security Federal’s net income for the years ended December 31, 2022, 2023 and 2024.

Total Shareholder Return Amount		$ 90.9	75.32	81.52
Net Income (Loss)	$ 8,843,000		$ 10,190,000	$ 10,228,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (39,699)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (73,942)